CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statements of operations
Revenues	$ 74,517	$ 85,388	$ 54,597
Cost of revenues	35,357	35,795	31,314
Gross profit	39,160	49,593	23,283
Operating expenses:
General and administrative expenses (including share-based compensation expense)	(13,258)	(20,348)	(28,896)
Total operating expenses	(16,807)	(20,348)	(51,874)
Operating (loss) income	22,353	29,245	(28,591)
Interest income	98	84	101
Interest expense	(22,568)	(28,070)	(24,757)
Changes in fair value of warrant liabilities	839	(399)	951
Exchange (loss) gain	(41)	28	(851)
Gain from disposal of subsidiaries		2,767
Other income, net	275	507	(334)
(Loss) income before income tax expense	956	1,395	(53,481)
Income tax expense	(3,474)	(6,451)	(1,527)
Net loss attributable to China Hydroelectric Corporation shareholders	(2,221)	(1,243)	(45,389)
Other comprehensive income (loss), net of income tax
Foreign currency translation adjustments (net of income tax expense of nil in 2011, 2012 and 2013)	12,395	(1,413)	20,394
Defined benefit pension plans (net of income tax expense of nil in 2011, 2012 and 2013)		33	(33)
Other comprehensive income (loss)	12,395	(1,380)	20,361
Comprehensive (loss) income	9,877	(2,529)	(34,929)
Company
Statements of operations
Cost of revenues	(7)
Gross profit	(7)
Operating expenses:
General and administrative expenses (including share-based compensation expense)	(3,929)	(7,324)	(18,247)
Total operating expenses	(3,936)	(7,324)	(18,247)
Operating (loss) income	(3,936)	(7,324)	(18,247)
Equity in (losses) profits of subsidiaries	1,022	3,662	(27,395)
Interest income		3	66
Interest expense	(4)	(142)	(23)
Changes in fair value of warrant liabilities	839	(399)	951
Exchange (loss) gain	6	30	(580)
Gain from disposal of subsidiaries		3,726
Other income, net	152	293	375
(Loss) income before income tax expense	(1,921)	(151)	(44,853)
Income tax expense	(300)	(1,092)	(536)
Net loss attributable to China Hydroelectric Corporation shareholders	(2,221)	(1,243)	(45,389)
Other comprehensive income (loss), net of income tax
Foreign currency translation adjustments (net of income tax expense of nil in 2011, 2012 and 2013)	12,462	(1,404)	20,079
Defined benefit pension plans (net of income tax expense of nil in 2011, 2012 and 2013)		33	(33)
Other comprehensive income (loss)	12,462	(1,371)	20,046
Comprehensive (loss) income	$ 10,241	$ (2,614)	$ (25,343)